Key management personnel compensation	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Key management personnel compensation

20 Key management personnel compensation

Key management personnel remuneration included within employee expenses for the year is shown below:

	2025	2024	2023
	AUD$	AUD$	AUD$
Short-term employee benefits	525,685	236,154	134,407
Post-employment benefits	60,454	27,158	13,441
	586,139	263,312	147,848

●	Key management personnel during the FY 2024 & FY 2023 were : Gary Seaton (CEO) and Bob Wu (CFO) for FY2023 and FY2024,
●	For FY2025KMP are Gary Seaton (CEO), Bob Wu resigned in Feb 2025, Amarjeet Singh (CFO) from Feb 2025 and Sathya Kondala Rao (Factory Head).